Capital management	12 Months Ended
Dec. 31, 2019
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Capital management
28.	Capital management

The Company defines its capital as its shareholder’s equity and debt. Except as otherwise disclosed in these consolidated financial statements, there are no restrictions on the Company’s capital. The Company’s objectives with respect to the management of capital are to:

•	Maintain financial flexibility in order to preserve its ability to meet financial obligations;
•	Deploy capital to provide an appropriate investment return to its shareholders; and,
•	Maintain a capital structure that allows various financing alternatives to the Company as required.

The Company is an early-stage company and has accumulated significant losses. Furthermore, the Company and certain of its subsidiaries have a limited operating history and a history of negative cash flow from operating activities. During the year ended December 31, 2019, the Company sourced the capital and liquidity to advance its strategic growth initiatives by way of the following capital transactions:

•	Completed an initial public offering of 11 million common shares for gross proceeds of $189.5 million (note 19b);
•	Entered a $115 million Term Debt Facility (note 13c) to fund the acquisition of Bridge Farm (note 5a), repay Bridge Farm debt and fund capital expenditures in the UK;
•	Issued $93.2 million of Senior Convertible Notes which were converted into common shares following the initial public offering (note 14);
•	Converted $21.2 million and USD$2.5 million principal number of convertible notes into equity units consisting of 6.2 million common shares and 3.6 million warrants (note 19) and;
•	Entered into a new $90 million Syndicated Credit Agreement whereby a portion of the proceeds were used to repay all amounts outstanding under the Credit Facilities (note 13).

As disclosed in note 1, the Company’s ability to continue as a going concern is dependent upon its ability to raise additional capital, continued support from its lenders, its ability to successfully obtain or maintain licenses to produce and sell cannabis, its ability to achieve sustainable revenues and profitable operations and, in the meantime, its ability to obtain the necessary financing to meet its obligations and repay its liabilities when they become due.